OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
Other Current Liabilities	OTHER CURRENT LIABILITIES
As of June 30, 2020 and December 31, 2019 our current liabilities were as follows:

(in thousands of $)	2020	2019
Deferred charter revenue	24,307	28,171
Other current liabilities	1,468	13,964
Total	25,775	42,135

In 2020, we revised our classification of bunker invoices not received to accrued expenses which in prior periods were included under other current liabilities. As of December 31, 2019, this amount was $10.9 million.